CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 119,116	$ 15,419	$ 124,501
Prepaid expenses	47,712	7,208
Total current assets	166,828	22,627	124,501
Deferred offering costs			1,101,353
Investments held in Trust Account	20,466,815	36,605,106
Total Assets	20,633,643	36,627,733	1,225,854
Current liabilities:
Accounts payable and accrued expenses	1,052,379	1,081,753	34,000
Income taxes payable	240,334	524,562
Excise tax payable	530,415	359,957
Accrued offering costs			12,362
Notes payable - related party	1,498,000	0	1,200,000
Due to affiliate	97,000	72,000	17,000
Total current liabilities	3,418,128	2,038,272	1,263,362
Deferred underwriting commissions	2,070,000	2,070,000
Total liabilities	5,488,128	4,108,272	1,263,362
Commitments and Contingencies
Stockholders' Deficit
Preferred stock	0	0	0
Common stock	216	216	173
Additional paid-in capital	0	0	24,827
Accumulated deficit	(4,903,791)	(3,907,008)	(62,508)
Total stockholders' deficit	(4,903,575)	(3,906,792)	(37,508)
Total Liabilities and Stockholders' Deficit	20,633,643	36,627,733	$ 1,225,854
Common Stock Subject to Mandatory Redemption [Member]
Current liabilities:
Common stock subject to possible redemption	$ 20,049,090	$ 36,426,253